Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation of Intangible Assets

All other intangible assets have finite useful lives. Following is a reconciliation of intangible assets:

	Goodwill [1]		Other		Total
	2017	2016	2017	2016	2017	2016

Carrying amount, beginning of year	$97	$97	$83	$95	$180	$192
Additions	–	–	1	2	1	2
Amortization	–	–	(15)	(14)	(15)	(14)

Carrying amount, end of year	$97	$97	$69	$83	$166	$180

Balance as at December 31 comprised of:
Cost	$104	$104	$123	$122	$227	$226
Accumulated amortization	(7)	(7)	(54)	(39)	(61)	(46)

Carrying amount	$97	$97	$69	$83	$166	$180

[1] The company’s aggregate carrying amount of goodwill was $97 (2016 – $97), representing 1.2 percent of shareholders’ equity as at December 31, 2017 (2016 – 1.2 percent). Substantially all of the company’s recorded goodwill relates to the nitrogen segment.